FAIR VALUE AND RISK MANAGEMENT - Risk Management - Foreign exchange risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Risk Management
Unsecured Debentures	$ 650,000
Unsecured Term Loans	552,414
Foreign exchange risk
Risk Management
Foreign currency denominated net assets	$ 2,800,000
Change in foreign currency rate (in percent)	1.00%
US dollar exchange risk
Risk Management
Gain or Loss on change in value of foreign currency exchange rate	$ 14,600
Effect of exchange rate changes on revenue	900
Euro exchange risk
Risk Management
Gain or Loss on change in value of foreign currency exchange rate	12,500
Effect of exchange rate changes on revenue	$ 1,100